Loans payable	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Loans payable [Text Block]

11 Loans payable

Shareholder loans	December 31, 2021	December 31, 2020
Principal opening balance	$127,320	$129,880
Unrealized foreign exchange	(540)	(2,560)
Principal ending balance	126,780	$127,320

In September 2014, the Company received two loans totaling $131,170 (US $100,000) from an independent shareholder. Both loans bear interest of 10% per annum, compounded monthly and were repayable on February 25, 2015. As the loan is past the repayment date it is now due on demand. As at December 31, 2021, total accrued interest was $141,929 (December 31, 2020 - $115,816) and was included in account payables and accrued liabilities.

Director loans	December 31, 2021	December 31, 2020
Principal opening balance	$345,004	$350,735
Unrealized foreign exchange	(1,208)	(5,731)
Principal ending balance	$343,796	$345,004

The loans bear interest of between 10% and 12% per annum and are repayable at varying terms from on demand to January 2017. Any loan past repayment date is now due on demand. As at December 31, 2021, total interest accrued was $429,535 (December 31, 2020 - $360,166) and was included in account payables and accrued liabilities.

Executive loans	December 31, 2021	December 31, 2020
Principal opening balance	$152,640	$534,974
Addition loan	178,937	378,999
Net repayments	(244,391)	(648,600)
Unrealized foreign exchange	-	(112,733)
Principal ending balance	$87,186	$152,640

As at December 31, 2021, the Company had outstanding loans from the CEO and the CEO's spouse of $87,186 (December 31, 2020 - $152,640). The loans bear interest of between 10% and 12% per annum and were repayable at varying terms from on-demand to November 2016. Any loan past repayment date is now due on demand. As at December 31, 2021, total interest accrued was $134,405 (December 31, 2020 - $238,834) and was included in account payables and accrued liabilities.

Promissory note	December 31, 2021	December 31, 2020
Principal opening balance	$221,250	$-
Promissory note related to expired convertible (note 10)	-	165,000
Additional loan	-	56,250
Promissory settled by shares	(131,250)	-
Principal ending balance	$90,000	$221,250

During the year ended, December 31, 2020, an unexercised convertible debt instrument was re-classified as a loan payable. During the year ended December 31, 2020 an additional $56,250 was loaned to the Company. As at December 31, 2021, the total accrued interest related to the debenture was $10,987 (December 31, 2020 - $76,270) and was included in account payables and accrued liabilities. On April 22, 2021, the Company settled $131,250 of the promissory note in a shares for debt transaction. The total amount settled including interest was $165,497 in exchange for the issuance of 133,465 common shares and $15,000 in cash which was paid on April 22, 2021.